EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 13,903	€ 15,142
Included in the consolidated income statement	467	518
Included in other comprehensive income/loss	691	(221)
Benefits paid	(1,615)	(1,536)
Net defined benefit obligation	€ 13,446	€ 13,903